Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from operating activities:
Net Income (loss)	$ (31,943)	$ (15,449)	$ (29,255)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property, plant & equipment	728	624	446
Depreciation of lease building & assets, net of cash paid	(46)
Amortization of intangible assets		1	156
Write-off loss / (gain)		(48)	1,333
Debt conversion expense	32	562	827
Interest and amortization of debt discount	1,013	624	168
Stock-based compensation	1,182	178	744
Bad debt expense		36	4
Inventory valuation allowance	(523)	594	554
Increase (decrease) in defined benefit pension liability, net of unrealized gains and losses	(330)	232	13
Deferred tax asset write-off	3,077
Income tax expense / (recovery) net of cash paid	1	222	(3,268)
Other non cash expenses /(income)
Expenses settled in equity	2,652	214	85
Loss on disposal of a business			15,026
Unrealized and non cash foreign currency transactions	206	(518)	1,378
Other		409
Changes in operating assets and liabilities, net of effects of businesses acquired
Decrease (increase) in accounts receivables	1,186	(2,898)	227
Decrease (increase) in inventories	4,335	2,319	(5,354)
Decrease (increase) in government assistance	(529)	(1,069)	154
Decrease (increase) in other current assets and prepaids, net	361	(21)	(621)
Decrease (increase) in other noncurrent assets, net	14	(26)	8
Increase (decrease) in accounts payable	634	(538)	137
Increase (decrease) in deferred revenue, current	(124)	43	(34)
Increase (decrease) in income taxes payable	(2)	(53)	45
Increase (decrease) in other current liabilities	303	360	210
Increase (decrease) in deferred revenue, noncurrent	(3)	2	(77)
Increase (decrease) in other noncurrent liabilities	2	(6)	(50)
Net cash provided by (used in) operating activities	(17,774)	(14,206)	(17,144)
Cash Flows from investing activities:
Change in ownership of WISe.ART	750
Sale / (acquisition) of property, plant and equipment	(571)	(3,021)	(303)
Sale of a business, net of cash and cash equivalents divested			(181)
Net cash provided by (used in) investing activities	179	(3,021)	(484)
Cash Flows from financing activities:
Proceeds from options and warrants exercises	17,612	28	16
Proceeds from issuance of Common Stock	60,000
Common Stock issuance costs	(4,855)
Proceeds from convertible loan issuance	22,500	12,990	4,820
Proceeds from debt	12		2,000
Repayments of debt	(53)	(276)	(2,246)
Payments of debt issue costs	(2,300)	(890)	(303)
Repurchase of treasury shares		(2)	(102)
Net cash provided by (used in) financing activities	92,916	11,850	4,185
Effect of exchange rate changes on cash and cash equivalents	(32)	(126)	(102)
Cash and cash equivalents and restricted cash
Net increase (decrease) during the period	75,289	(5,503)	(13,545)
Balance, beginning of period	15,311	20,814	34,359
Balance, end of period	90,600	15,311	20,814
Reconciliation to balance sheet
Cash and cash equivalents	90,600	15,311	20,706
Restricted cash, current			108
Supplemental cash flow information for financing and investing activities
Cash paid for interest, net of amounts capitalized			53
Cash paid for incomes taxes	8	8	6
Noncash conversion of convertible loans into common stock	24,515	12,875	13,800
Net effects of business acquired and disposed of (noncash)			2,831
ROU assets obtained from operating lease	$ 62	$ 66	$ 29